SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet through the date the financial statements were issued and noted the following events requiring disclosure:

On October 5, 2021, the Company signed a letter of intent with Classroom Salon (CS), to define the terms of an acquisition of all outstanding shares of CS. CS uses interfaces, workflows and proprietary algorithms, providing a tool to author, deploy, teach and assess school courses, seminars and other study groups and then integrate them with other learning platforms at any educational levels.

NOTE 11 - SUBSEQUENT EVENTS

On February 26, 2021, the Company prepaid the Convertible Debenture before it’s due date by paying all principal, interest and penalties in the amount of $91,924. All reserved share for the conversion of the debenture were released by our transfer agent for future issuances.

On February 28, 2021, the Company executed a final Stock Purchase Agreement wherein the Company acquired all the issued and outstanding stock of Gold Transactions International, Inc. (GTI) (a Utah Corporation), for the issuance of 6,000,000 shares of common stock valued at $6,000,000. Effective March 1, 2021, the operations of GTI will be consolidated with the Company. GTI is in the business of participating, through a License Agreement, with a private joint venture network of companies, in transporting, assaying, buying, storing and selling gold from international artisan gold miners. After the mined ore gold has been shipped to a network third party refinery in the DMCC, a free trade zone in Dubai, the artisan miner’s gold is purchased and refined and sold to the network’s customers. GTI makes revenue on the margin spread of the buy and sell prices.

There was no acquisition related cost incurred in acquiring GTI. GTI has assets of $5,044,610 with current portion of long-term debts in the amount of $246,958, and long-term debt of $4,797,652. GTI has had no revenues from inception on November 10, 2020, through the end of the 2020 year. Revenues, however, have commenced in the 2nd quarter of 2021. Because the acquisition occurred after the Company’s yearend, no revenues or expenses have been included in the consolidated financial statements included herein. The Company will record the acquisition price of 6,000,000 shares valued at $6,000,000 as an intangible asset and will assume GTI’s assets and liabilities.

On March 15, 2021, the Company issued 3,000,000 shares as part of a 2020 IR services agreement, and issued another 3,000,000 shares to professionals for services rendered during the 1st quarter 2021.

On March 21, 2021, the Company, signed a binding, letter agreement with Bronx Family Eye Care, Inc. (BFE), engaged in the business of full scope optometry at its four primary locations, three of which are in the Bronx, one of which is in Manhattan, New York, as well as at a fabrication facility in the Bronx. The two companies agreed to engage in a business combination such that BFE will become a wholly owned subsidiary of GTII, and the shareholders of BFE will acquire two million six hundred fifty thousand (2,650,000) shares of the Company’s common stock, subject to the terms and conditions set forth in the Agreement.

There were no acquisition related costs incurred in acquiring BFE. Due to the acquisition occurring only 9 days before the Company’s filing deadline, the Company has not had a chance to review or audit the assets, liabilities and operating results of BFE, and the initial accounting of the BFE acquisition is incomplete as of the date of the Company’s 10-K filing. Therefore, disclosures related to the issuers recording of the acquisition, and related balance sheet and income statement disclosures cannot be made at this time. Because the acquisition of BFE occurred after the year end of the Company, no revenues or expenses have been included in the consolidated financial statements included herein. BFE is a currently operating company with revenues in excess of $1,000,000 annually.

The Company has evaluated events subsequent to the balance sheet through the date the financial statements were issued and noted no additional events requiring disclosure.